PGIM Short Duration Multi-Sector Bond ETF Expense Example - PGIM Short Duration Multi-Sector Bond ETF - No Share Class	Aug. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	131
Expense Example, with Redemption, 5 Years	229
Expense Example, with Redemption, 10 Years	$ 517